Accounts payable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable, Current [Abstract]
Schedule of Accounts Payable

The following is a summary of accounts payable:

	As of December 31,
	2014	2015
	US$	US$
Payable for advertisement fees	8,978	81,197
Rebate payable to sales agents	1,691	10,397
Payable related to purchases of property and equipment	1,813	6,537
Payable to group buying merchants	3,228	1,064
Others	319	2,440
Total	16,029	101,635